STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s warrant and option activity is as follows:

	Number of	Weighted
	Warrants	Average
	(in Shares)	Exercise Price
Outstanding January 1, 2017	7,611,904	$5.98
Granted	1,365,000	2.02
Exercised	(794,400)	2.00
Forfeited or Expired	(7)	42,000.00
Outstanding, June 30, 2017	8,182,497	$5.67
Exercisable, June 30, 2017	8,032,497	$5.73

Options

	Number of	Weighted
	Options	Average
	(in Shares)	Exercise Price
Outstanding January 1, 2017	1,844	$1,544.37
Granted	3,555,500	1.55
Exercised	—	—
Cancelled	(1,844)	1,544.37
Outstanding, June 30, 2017	3,555,500	$1.55
Exercisable, June 30, 2017	—	$—

A summary of the warrant activity is as follows:

	Number of	Weighted
	Options/Warrants	Average
	(in Shares)	Exercise Price
Warrants Outstanding, January 1, 2016	75,163	$505.20
Granted	7,602,945	2.92
Exercised	(64,466)	96.04
Forfeited or Expired	(7,738)	1,959.00
Warrants Outstanding, December 31, 2016	7,611,904	5.98
Exercisable, December 31, 2016	7,441,071	$6.04

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of options granted was $259.20 during the year ended December 31, 2015. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages), however no options were granted during the year ended December 31, 2016:

2015
Exercise price	$306
Volatility	116%
Risk-free interest rate	1.54%
Expected dividend yield	0%
Expected term (years)	6

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the warrants as of December 31, 2016 is as follows:

		Weighted Average
		Remaining
	Number Outstanding	Contractual Life
Exercise Price	(in shares)	(in years)
$2.00	6,250,000	4.99
$2.00*	1,049,376	4.55
$2.50	150,000	2.97
$8.40	20,833	4.82
$13.79	116,666	4.38
$90.00	20,417	1.84
$420.00	59	1.25
$1,380.00	1,209	3.10
$2,400.00	353	3.15
$2,625.00	143	1.88
$8,244.00	2,723	1.66
$10,500.00	118	1.04
$42,000.00	7	0.20
Outstanding, December 31, 2016	7,611,904

*	Represents group of warrants repriced from $6.85 to $2.00

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2016 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	119	119	(56)	(63)	—
2005	119	119	(8)	(111)	—
2006	262	258	(5)	(250)	3
2007	24	22	—	(4)	18
2009	238	299	(8)	(122)	169
2013	756	411	—	(175)	236
2015	1,971	1,971	—	(553)	1,418
Total	3,489	3,199	(77)	(1,278)	1,844

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2016 and 2015 is as follows:

	Number of Options	Weighted Average
	(in Shares)	Exercise Price
Options Outstanding, January 1, 2016	2,528	$9,588
Granted	—	—
Exercised	—	—
Forfeited or Expired	(684)	2,596
Options outstanding, December 31, 2016	1,844	1,544
Exercisable, December 31, 2016	1,129	$2,339

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2016 is as follows:

	Outstanding			Exercisable
		Weighted
		Average
	Number	Remaining	Weighted	Number	Weighted
	Outstanding	Contractual Life	Average	Exercisable	Average
Range of Exercise Prices	(in shares)	(in years)	Exercise Price	(in shares)	Exercise Price
$0 — 4,622	1,686	8.24	$509	971	$647
4,622 — 9,244	16	3.48	8,190	16	8,190
9,244 — 13,866	85	4.23	9,794	85	9,794
13,866 — 18,488	18	5.69	15,697	18	15,697
18,488 — 23,110	39	5.61	19,099	39	19,099
	1,844			1,129